Revenue (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of Customers That Represent 10% or More of the Company's Total Revenue	The following table presents customers that represent 10% or more of the Company’s total revenue:

	For the Three Months Ended October 31,		For the Nine Months Ended October 31,
	2021	2020	2021	2020
Customer A	12%	*	11%	*
Customer B	11%	15%	11%	*
Customer C	*	*	*	10%

	23%	15%	22%	10%

* - less than 10%

Significant customers are those which represent at least 10% of the Company’s total revenue at each respective period ending date. The following table presents customers that represent 10% or more of the Company’s total revenue:

	Year Ended January 31,
	2021	2020
Customer A	10%	*
Customer B	*	14%
Customer C	*	10%
Customer D	*	10%
Customer E	*	14%

	10%	48%

* - less than 10%

Schedule of Deferred Costs
The Company defers contract fulfillment costs that include appliance hardware. The balances in deferred costs are as follows:

Balance at February 1, 2021	$2,805
Cost of revenue recognized	(1,033)
Costs deferred	473
Foreign exchange	(3)

Balance at October 31, 2021	$2,242

Balance at February 1, 2020	3,080
Cost of revenue recognized	(832)
Costs deferred	711
Foreign exchange	(3)

Balance at October 31, 2020	$2,956

As described in Note 1, the Company defers contract fulfillment costs that includes appliance hardware. The balances in deferred costs are as follows:

Balance at February 1, 2019	$3,754
Cost of revenue recognized	(1,541)
Costs deferred	867

Balance at January 31, 2020	3,080

Balance at February 1, 2020	3,080
Cost of revenue recognized	(1,151)
Costs deferred	876

Balance at January 31, 2021	$2,805

Schedule of Deferred Revenue
The balance in deferred revenue is as follows:

Balance at February 1, 2021	$34,044
Revenue recognized	(23,687)
Revenue deferred	19,765
Foreign exchange	(12)

Balance at October 31, 2021	$30,110

Balance at February 1, 2020	20,312
Revenue recognized	(19,507)
Revenue deferred	22,196
Foreign exchange	—

Balance at October 31, 2020	$23,001

The balance in deferred revenue is as follows:

Balance at February 1, 2019	$20,274
Revenue recognized	(15,746)
Revenue deferred	15,785
Foreign exchange	(1)

Balance at January 31, 2020	$20,312

Balance at February 1, 2020	$20,312
Revenue recognized	(25,271)
Revenue deferred	38,940
Foreign exchange	63

Balance at January 31, 2021	$34,044

Schedule of Company's Recognition of Revenue	The Company’s recognition of revenue in the future thereon will be as follows:

Years Ending January 31,
2022 (3 months)	$5,243
2023	10,770
2024	8,174
2025	4,371
2026	1,552

$30,110

As of January 31, 2021, the remaining performance obligations in deferred revenue totaled $34,044. The Company’s recognition of revenue in the future thereon will be in:

Years Ending January 31,
2022	$12,481
2023	9,565
2024	6,862
2025	4,150
2026	986
Thereafter	—

$34,044